Related Party Transactions (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
Key management personnel compensation is comprised of:

Key management personnel compensation is comprised of:

	For the three years ended
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Share based compensation	1,020,491	320,160	—
Management fees	306,000	308,389	—
Professional fees	125,000	—	12,500
Directors’ fees	86,400	66,500	—
Financing fees	66,516	—	—
Consulting fees	30,000	—	—
Total	1,634,407	695,049	12,500

Due from related parties	Due from related parties
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Prepaids	—	30,000	—
	—	30,000	—

Due to related parties	Due to related parties
	February 29, 2024 $	February 28, 2023 $	February 28, 2022 $
Accounts payable	—	79,290	58,617
	—	79,290	58,617